Share-Based Compensation - Summary of Recorded Share-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 1,373,000	$ 208,000	$ 112,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	479,000	152,000	81,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 894,000	$ 56,000	$ 31,000